Convertible Notes Payable, Unrelated Parties	12 Months Ended
Dec. 31, 2023
Convertible Notes Payable Unrelated Parties
Convertible Notes Payable, Unrelated Parties

Note 13 – Convertible Notes Payable, Unrelated Parties

Convertible notes payable, unrelated parties, consists of the following at December 31, 2023 and 2022, respectively:

	December 31,	December 31,
	2023	2022

On various origination dates between January 5, 2023 and March 27, 2023, the Company sold a total of ten (10) individual unsecured convertible promissory notes (“First Quarter of 2023 Convertible Notes”) with substantially the same terms in exchange for gross proceeds of $442,500. The First Quarter of 2023 Convertible Notes, bearing interest at 8% per annum, matured on the earlier of: a) June 30, 2023, b) the closing of a Qualified Subsequent Financing, c) the closing of a change of control, or d) the Company’s S-1 registration statement being declared effective and the signing of a firm commitment underwriting agreement for a capital raise of at least ten million dollars ($10,000,000). Each First Quarter of 2023 Convertible Notes was convertible at a fixed conversion price of $4.125 per common share, and all interest was deemed to have stopped accruing as of a date selected by the Company that was up to 10 days prior to the effective date of the registration statement filed in connection with the IPO. Each note is mandatorily convertible upon the Company’s S-1 registration statement being declared effective and the signing of a firm commitment underwriting agreement for a capital raise of at least ten million dollars ($10,000,000). The public offering proceeds threshold had subsequently been amended to $5,000,000, along with all of the other outstanding convertible notes. The First Quarter of 2023 Convertible Notes carried a default interest rate of 18% per annum. On June 15, 2023, the notes, consisting of an aggregate $442,500 of principal and $9,801 of interest, were converted into 109,655 shares of common stock. The notes were converted in accordance with the conversion terms; therefore, no gain or loss had been recognized.	$-	$-

On various origination dates between October 28, 2022 and December 13, 2022, the Company sold a total of sixteen (16) individual unsecured convertible promissory notes (“2022 Convertible Notes”) with substantially the same terms in exchange for gross proceeds of $645,600. The Convertible Notes, bearing interest at 8% per annum, matured on the earlier of: a) June 30, 2023, as extended from the original maturity date of June 30 2023, b) the closing of a Qualified Subsequent Financing, c) the closing of a change of control, or d) the Company’s S-1 registration statement being declared effective and the signing of a firm commitment underwriting agreement for a capital raise of at least ten million dollars ($10,000,000). Each note was convertible at a fixed conversion price of $4.125 per common share, and all interest was deemed to have stopped accruing as of a date selected by the Company that was up to 10 days prior to the effective date of the registration statement filed in connection with the IPO. Each note was mandatorily convertible upon the Company’s S-1 registration statement being declared effective and the signing of a firm commitment underwriting agreement for a capital raise of at least ten million dollars ($10,000,000). The public offering proceeds threshold had subsequently been amended to $5,000,000. The notes carried a default interest rate of 18% per annum. On June 15, 2023, the notes, consisting of an aggregate $645,600 of principal and $27,925 of interest, were converted into 163,284 shares of common stock. The notes were converted in accordance with the conversion terms; therefore, no gain or loss had been recognized.	-	645,600

On June 6, 2022, the Company completed the sale of (i) an unsecured convertible promissory note in the principal amount of $200,000 (“Fluffco Convertible Note”) to Fluffco, LLC (“Fluffco”), and (ii) a five-year warrant to purchase 8,485 shares of the Company’s common stock at an exercise price of $6.50 per share, for an aggregate purchase price of $186,000, pursuant to a Securities Purchase Agreement between the Company and Fluffco (the “Purchase Agreement”). The Fluffco Convertible Note carried interest at 8% per annum and a default rate of 18%, which was mandatorily convertible upon the date on which a registration statement for the Company’s underwritten public offering of its common stock with total proceeds to the Company of not less than $10,000,000 was effective, at a fixed conversion price of $4.125 per common share. The note matured on November 30, 2022, and all interest was deemed to have stopped accruing as of a date selected by the Company that was up to 10 days prior to the effective date of the registration statement filed in connection with the IPO. The aggregate estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 35% and a call option value of $0.2679, was $8,485, and was amortized as a debt discount over the life of the loan. The Company received net proceeds of $186,000 after deductions of debt discounts, consisting of $14,000 of legal fees. The maturity dates were extended to June 30, 2023 and the public offering proceeds threshold had been amended to $5,000,000. On June 15, 2023, the note, consisting of $200,000 of principal and $15,737 of interest, was converted into 52,300 shares of common stock. The note was converted in accordance with the conversion terms; therefore, no gain or loss had been recognized.	-	200,000

On May 26, 2022, the Company completed the sale of (i) an unsecured convertible promissory note in the principal amount of $1,250,000 (“Foss Convertible Note”) to Don Foss (“Foss”), and (ii) a five-year warrant to purchase 45,833 shares of the Company’s common stock at an exercise price of $6.50 per share, for an aggregate purchase price of $1,162,500, pursuant to a Securities Purchase Agreement between the Company and Foss (the “Purchase Agreement”). The Foss Convertible Note carried interest at 8% per annum and a default rate of 18%, which was mandatorily convertible upon the date on which a registration statement for the Company’s underwritten public offering of its common stock with total proceeds to the Company of not less than $10,000,000 was effective, at a fixed conversion price of $4.125 per common share. The note matured on November 30, 2022, and all interest was deemed to have stopped accruing as of a date selected by the Company that is up to 10 days prior to the effective date of the registration statement filed in connection with the IPO. The aggregate estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 34% and a call option value of $0.2570, was $45,833, and was amortized as a debt discount over the life of the loan. The Company received net proceeds of $1,162,500 after deductions of debt discounts, consisting of $87,500 of legal fees. The maturity dates were extended to June 30, 2023 and the public offering proceeds threshold had been amended to $5,000,000. On June 15, 2023, the note, consisting of $1,250,000 of principal and $99,726 of interest, was converted into 327,207 shares of common stock. The note was converted in accordance with the conversion terms; therefore, no gain or loss had been recognized.	-	1,250,000

On various origination dates between February 15, 2022 and February 25, 2022, the Company sold two (2) individual unsecured convertible promissory notes (“First Convertible Eagle Vision Notes”) with a face value of $350,000 each, under substantially the same terms. The First Convertible Eagle Vision Notes carried interest at 5% per annum and a default rate of 18%, which were mandatorily convertible upon the date on which a registration statement for the Company’s underwritten public offering of its common stock with total proceeds to the Company of not less than $10,000,000 was effective, at a fixed conversion price of $4.125 per common share. The notes matured on November 30, 2022, and all interest was deemed to have stopped accruing as of a date selected by the Company that was up to 10 days prior to the effective date of the registration statement filed in connection with the IPO. The maturity dates were extended to June 30, 2023 and the public offering proceeds threshold had been amended to $5,000,000. On June 15, 2023, the notes, consisting of an aggregate $700,000 of principal and $44,590 of interest, were converted into 180,508 shares of common stock. The notes were converted in accordance with the conversion terms; therefore, no gain or loss had been recognized.	-	700,000

On various origination dates between March 1, 2018 and December 31, 2021, the Company sold a total of fifty-two (52) individual unsecured convertible promissory notes (“Convertible Notes”) with substantially the same terms, for total proceeds of $2,143,591. The Convertible Notes carried interest at 5% per annum, which originally carried an automatic conversion upon (i) a Qualified Financing, consisting of the closing of the sale of shares of its stock of at least $1,000,000, at a conversion rate of the lesser of (i) the product of (x) eight-tenths (0.8) and (y) the price per share paid by the purchasers of the preferred stock sold in the Qualified Financing and (ii) the price per share obtained by dividing $7,000,000 (the “Valuation Cap”) by the Company’s fully-diluted capitalization immediately prior to the Qualified Financing (excluding any shares issued upon conversion of convertible debt), were amended on December 17, 2021 to be automatically converted upon the date on which a registration statement for the Company’s underwritten public offering of its common stock with total proceeds to the Company of not less than $5,000,000, as amended, was effective at fixed conversion prices of either $2.05 or $4.125 per common share (six (6) of the Convertible Notes, totaling $355,000 of principal, were amended to convert at $2.05 per common share, and forty-six (46) of the Convertible Notes, totaling $1,788,591 of principal, were amended to convert at $4.125 per common share), and all interest was deemed to have stopped accruing as of a date selected by the Company that was up to 10 days prior to the effective date of the registration statement filed in connection with the IPO. On February 14, 2022, one of the Convertible Notes was repaid, consisting of $20,000 of principal and $3,586 of interest. The Convertible Notes were originally set to mature after eighteen months but were later amended to extend the maturity to June 30, 2023 and the public offering proceeds threshold had been amended to $5,000,000. On June 15, 2023, the notes, consisting of an aggregate $2,123,591 of principal and $290,047 of interest, were converted into 695,655 shares of common stock. The notes were converted in accordance with the conversion terms; therefore, no gain or loss had been recognized.	-	2,123,591

Total convertible notes payable, unrelated parties	$-	$4,919,191

In accordance with ASC 470, the Company recorded total discounts of $1,604,537 incurred as of December 31, 2022. The discounts were amortized to interest expense over the term of the debentures using the effective interest method. The Company recorded $1,028,509 of interest expense pursuant to the amortization of note discounts for the year ended December 31, 2022.

The Company recorded interest expense pursuant to the Convertible Notes, Unrelated Parties in the amount of $138,316 and $327,353, consisting of stated interest rates on the Convertible Notes, Unrelated Parties, in the amount of $138,316 and $211,803, and $-0- and $115,550 of amortized debt discounts, for the years ended December 31, 2023 and 2022, respectively, including $14,050 of amortized debt discounts on warrants for the year ended December 31, 2022.

BRANCHOUT FOOD INC.

NOTES TO FINANCIAL STATEMENTS